Goodwill and Intangible Assets - Estimated Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 21,616
2026	21,616
2027	21,234
2028	20,073
2029	18,853
Thereafter	78,761
Total	$ 182,153